VESSELS UNDER CONSTRUCTION (Tables)	12 Months Ended
Dec. 31, 2012
VESSELS UNDER CONSTRUCTION
VESSELS UNDER CONSTRUCTION

The movement of the vessels under construction as of December 31, 2012 was as follows:

	Kamsarmax Vessels	Post-Panamax Vessel	Handysize Vessels	Total
Balance January 1, 2011	$6,229	$7,798	$18,226	$32,253
Advance payments in cash	35,000	28,600	19,350	82,950
Progress payment payable for vessels under construction	-	-	7,400	7,400
Capitalized expenses	3,609	2,310	1,968	7,887
Impairment loss	-	-	(5,530)	(5,530)
Transfer to vessels’ cost	(44,838)	(38,708)	(34,359)	(117,905)
Balance December 31, 2011	$-	$-	$7,055	$7,055
Capitalized expenses	-	-	185	185
Disposals — Discontinued operations	-	-	(7,240)	(7,240)
Balance December 31, 2012	$-	$-	$-	$-